Note 23 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (6,561)	$ (5,885)	$ (6,258)
Equity-settled share-based payment reserve (note 26.1)	16,760	16,746	16,041
Contributed surplus	132,591	132,591	132,591
Total	$ 142,790	$ 143,452	$ 142,374